Expense Example - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - Fidelity Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 43
3 years	144
5 years	256
10 years	$ 585